UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06660

Name of Fund:   BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

            Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2019

Date of reporting period: 01/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2019	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 115.9%

Alabama — 0.9%
City of Birmingham Alabama, GO, Convertible CAB, Series A1, 0.00%, 03/01/45(a)	$915	$989,335
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 06/01/19(b)	650	658,950
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A:
5.00%, 12/01/34	240	269,664
5.00%, 12/01/47	655	716,970

		2,634,919

Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	850	914,481

Arizona — 1.3%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Senior Lien, AMT, 5.00%, 07/01/32	1,000	1,103,720
County of Maricopa Arizona IDA, Refunding RB, HonorHealth, Series A, 5.00%, 09/01/36	575	649,635
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,075	1,098,317
5.00%, 10/01/29	925	945,063

		3,796,735

California — 10.4%
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC), 0.00%, 08/01/38(c)	4,800	1,885,296
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	500	508,380
Sutter Health, Series B, 5.88%, 08/15/20(b)	1,000	1,065,630
California Health Facilities Financing Authority, Refunding RB:
Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	1,140	1,467,887
St. Joseph Health System, Series A, 5.00%, 07/01/37	945	1,040,520
California State University, RB, Systemwide, Series A (AGC), 5.25%, 05/01/19(b)	3,000	3,027,600

Security	Par (000)	Value

California (continued)
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	$1,290	$1,381,629
California Statewide Communities Development Authority, Refunding RB, John Muir Health, Series A, 4.00%, 12/01/53	865	865,303
City & County of San Francisco California Airports Commission, Refunding ARB, Series A, AMT, 5.00%, 05/01/49(d)	705	791,391
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/36	365	411,143
Series A, 5.00%, 03/01/37	400	448,752
Series A-1, 5.75%, 03/01/34	700	746,739
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(b)	575	626,549
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 3.50%, 06/01/36	1,515	1,490,548
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 08/01/43(a)	5,000	4,238,400
San Diego California Community College District, GO, CAB, Election of 2006(c):
0.00%, 08/01/31	1,855	1,070,836
0.00%, 08/01/32	2,320	1,256,048
San Diego California Unified School District, GO, Election of 2008(c):
CAB, Series C, 0.00%, 07/01/38	1,400	685,930
CAB, Series G, 0.00%, 07/01/34	580	289,605
CAB, Series G, 0.00%, 07/01/35	615	288,779
CAB, Series G, 0.00%, 07/01/36	920	406,263
CAB, Series G, 0.00%, 07/01/37	615	255,496
San Diego California Unified School District, GO, Refunding, CAB, Series R-1, 0.00%, 07/01/31(c)	1,110	748,595
San Marcos Unified School District, GO, Election of 2010, Series A(b):
5.00%, 08/01/21	600	651,942
5.00%, 08/01/21	490	532,419
State of California, GO, Various Purposes, 5.00%, 04/01/42	1,500	1,616,940
State of California University, RB, Systemwide, Series A, 5.50%, 05/01/19(b)	1,000	1,009,800

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Yosemite Community College District, GO, CAB, Election of 2004, Series D(c):
0.00%, 08/01/36	$2,000	$1,058,680
0.00%, 08/01/37	2,790	1,408,671

		31,275,771

Colorado — 2.9%
City & County of Denver Colorado, COP, Colorado Convention Center Expansion Project, Series A, 4.00%, 06/01/48	1,165	1,190,956
Colorado Health Facilities Authority, RB, Adventist Health System/Sunbelt Obligated Group, Series A, 4.00%, 11/15/46	945	958,684
E-470 Public Highway Authority, Refunding RB, CAB, Series B (NPFGC), 0.00%, 09/01/32(c)	5,500	2,656,170
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	1,000	1,042,950
Regional Transportation District, COP, Series A, 5.00%, 06/01/39	2,500	2,737,425

		8,586,185

Connecticut — 1.0%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing:
Sub-Series A-1, 3.85%, 11/15/43	410	408,036
Sub-Series E-1 (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 05/15/36	685	706,427
Sub-Series B-1, 4.00%, 05/15/45	1,290	1,295,715
State of Connecticut, GO, Series C, 5.00%, 06/15/32	545	616,275

		3,026,453

Florida — 10.0%
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	1,420	1,529,383
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt Obligated Group, 6.00%, 11/15/37	550	567,721
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	825	888,888
5.38%, 10/01/32	1,100	1,175,119

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Florida, RB:
Jackson Health System (AGC), 5.63%, 06/01/19(b)	$900	$911,610
Seaport Department, Series A, 6.00%, 10/01/38	1,780	2,036,266
Seaport Department, Series B, AMT, 6.25%, 10/01/38	360	413,532
Seaport Department, Series B, AMT, 6.00%, 10/01/42	580	660,777
Seaport, Series B, AMT, 6.00%, 10/01/30	570	654,485
County of Miami-Dade Florida, Refunding RB, 4.00%, 10/01/40	785	807,584
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, 5.00%, 10/01/34	160	175,834
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/32	1,730	1,865,788
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	2,635	2,876,260
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 08/01/41	495	528,422
5.00%, 08/01/47	1,435	1,524,243
County of Orange HFA, RB, S/F Housing, Multi-County Program, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 3.75%, 09/01/47	460	448,164
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/01/21(b)	30	32,497
5.00%, 10/01/31	1,870	2,023,583
County of Putnam Florida Development Authority, Refunding RB, Seminole Project, Series A, 5.00%, 03/15/42	465	513,978
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 07/01/19(b)	250	253,980
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT, 5.38%, 10/01/29	2,400	2,606,016
Greater Orlando Aviation Authority, ARB, Priority Sub-Series A, AMT, 5.00%, 10/01/37	660	740,705

2

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Greater Orlando Aviation Authority, RB, Priority Subordinated, AMT:
Series A, 5.00%, 10/01/47	$2,170	$2,389,083
Sub-Series A, 5.00%, 10/01/52	1,330	1,458,066
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/33	1,040	1,170,146
State of Florida, GO, Department of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, 4.00%, 07/01/39	1,840	1,937,318

		30,189,448

Georgia — 0.8%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	440	499,228
County of LaGrange-Troup Hospital Authority, Refunding RB, Revenue Anticipation Certificates, 4.00%, 04/01/47	1,110	1,097,002
Main Street Natural Gas, Inc., RB, Series A, 4.00%, 04/01/48(e)	235	248,268
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 04/01/33	120	130,890
5.00%, 04/01/44	550	586,372

		2,561,760

Hawaii — 0.4%
State of Hawaii Airports System, ARB, Series A, AMT, 5.00%, 07/01/45	1,150	1,264,149

Illinois — 13.1%
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/34	505	546,213
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(b)	1,680	1,808,184
3rd Lien, Series A, 5.75%, 01/01/39	320	339,315
Senior Lien, Series D, 5.25%, 01/01/42	2,585	2,893,184
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series C, AMT, 5.38%, 01/01/39	3,235	3,508,810
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	515	544,134

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 08/15/34	$400	$431,888
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/19(b)	2,070	2,127,194
Silver Cross Hospital & Medical Centers, Series C, 4.13%, 08/15/37	665	659,461
Silver Cross Hospital & Medical Centers, Series C, 5.00%, 08/15/44	305	325,261
Illinois Housing Development Authority, RB, S/F Housing, 4.13%, 10/01/38	1,220	1,264,725
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 06/15/30	10,865	10,890,641
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/37	2,465	2,740,217
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project (NPFGC), 0.00%, 12/15/36(c)	10,000	4,422,300
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 06/15/44(c)	2,980	944,928
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	575	630,010
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 06/01/33	2,000	2,529,300
State of Illinois, GO:
5.25%, 02/01/33	735	765,400
5.50%, 07/01/33	710	749,100
5.25%, 02/01/34	735	763,393
5.50%, 07/01/38	390	407,004

		39,290,662

Indiana — 0.8%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,000	1,079,380
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	445	468,688

3

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	$770	$813,574

		2,361,642

Iowa — 2.0%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 08/15/19(b)	4,925	5,026,652
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	305	317,435
5.70%, 12/01/27	305	317,139
5.80%, 12/01/29	210	217,967
5.85%, 12/01/30	215	222,910

		6,102,103

Kentucky — 0.7%
State of Kentucky Property & Building Commission, Refunding RB, Project No. 93 (AGC):
5.25%, 02/01/19(b)	1,775	1,775,000
5.25%, 02/01/29	225	225,630

		2,000,630

Louisiana — 1.8%
City of New Orleans Louisiana Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	2,620	2,846,971
Louisiana Public Facilities Authority, Refunding RB, Ochsner Clinic Foundation Project, 5.00%, 05/15/46	2,400	2,585,160

		5,432,131

Maine — 0.4%
State of Maine Housing Authority, RB, M/F Housing, Series E, 4.25%, 11/15/43	1,120	1,143,834

Maryland — 0.3%
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	1,030	1,048,633

Massachusetts — 2.5%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	1,855	1,987,428
Massachusetts Development Finance Agency, Refunding RB, Partners Health Care System, 4.00%, 07/01/41	815	826,581

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts HFA, Refunding RB, AMT:
Series A, 4.45%, 12/01/42	$700	$712,250
Series C, 5.00%, 12/01/30	1,620	1,629,947
Series C, 5.35%, 12/01/42	315	317,041
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A:
3.80%, 12/01/43	230	223,852
3.85%, 06/01/46	55	53,634
Massachusetts School Building Authority, RB:
Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	1,110	1,218,636
Sub-Series B, 4.00%, 02/15/43	670	680,372

		7,649,741

Michigan — 5.0%
City of Detroit Michigan Water Supply System Revenue, RB:
2nd Lien, Series B (AGM), 6.25%, 07/01/19(b)	350	356,457
Senior Lien, Series A, 5.25%, 07/01/41	1,600	1,703,728
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	1,700	1,836,680
Eastern Michigan University, RB, Series A (AGM), 4.00%, 03/01/44	545	556,652
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group:
5.00%, 12/01/21(b)	15	16,325
Series A, 4.00%, 12/01/40	2,630	2,661,139
Michigan Strategic Fund, RB, I-75 Improvement Project, AMT, 5.00%, 12/31/43	1,465	1,597,597
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	720	777,449
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/41	600	648,948
Series II-A, 5.38%, 10/15/36	1,000	1,084,590
Series II-A (AGM), 5.25%, 10/15/36	1,900	2,061,823
State of Michigan Housing Development Authority, RB, S/F Housing, Series C, 4.13%, 12/01/38	1,305	1,339,452

4

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	$340	$380,178

		15,021,018

Nebraska — 1.0%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 09/01/37	2,650	2,866,531

Nevada — 0.9%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 07/01/42	1,000	1,024,700
(AGM), 5.25%, 07/01/39	1,700	1,744,013

		2,768,713

New Jersey — 8.7%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	790	848,500
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.13%, 01/01/34	610	656,323
Series WW, 5.25%, 06/15/33	135	146,683
Series WW, 5.00%, 06/15/34	180	192,206
Series WW, 5.00%, 06/15/36	800	848,672
Series WW, 5.25%, 06/15/40	320	339,126
New Jersey EDA, Refunding RB, Sub-Series A, 4.00%, 07/01/32	295	294,383
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/25	230	244,810
5.50%, 12/01/26	160	169,546
5.75%, 12/01/28	85	90,687
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	840	867,182
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 06/15/33	1,315	1,398,568
Transportation Program, Series AA, 5.00%, 06/15/38	1,180	1,236,982
Transportation System, CAB, Series A, 0.00%, 12/15/29(c)	225	147,735
Transportation System, Series A, 5.50%, 06/15/41	4,265	4,446,860

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation System, Series A (NPFGC), 5.75%, 06/15/25	$1,400	$1,653,470
Transportation System, Series AA, 5.50%, 06/15/39	4,650	4,930,348
Transportation System, Series B, 5.00%, 06/15/42	3,680	3,793,896
Transportation System, Series D, 5.00%, 06/15/32	525	561,803
Tobacco Settlement Financing Corp. New Jersey, Refunding RB:
Series A, 5.00%, 06/01/36	1,220	1,336,998
Sub-Series B, 5.00%, 06/01/46	2,005	1,996,579

		26,201,357

New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	325	357,445

New York — 6.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, Second General Resolution, Fiscal 2012, Series BB, 5.25%, 06/15/44	1,250	1,359,950
City of New York New York Transitional Finance Authority, RB, Series S-3, 4.00%, 07/15/46	1,000	1,014,140
City of New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	2,200	2,421,694
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	375	405,731
5.75%, 02/15/47	235	252,399
New York City Water & Sewer System, RB, Series DD-1, 4.00%, 06/15/48	5,000	5,138,950
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	4,950	5,262,889
Port Authority of New York & New Jersey, Refunding ARB, AMT:
Consolidated, 186th Series, 5.00%, 10/15/36	555	620,102
Consolidated,186th Series, 5.00%, 10/15/44	1,110	1,214,462
Series 207, 4.00%, 09/15/43	410	418,155

5

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
State of New York Dormitory Authority, Refunding RB, Bid Group 4, Series E, 5.00%, 03/15/48	$1,275	$1,454,533

		19,563,005

Ohio — 0.9%
County of Butler Ohio, Refunding RB, UC Health, 4.00%, 11/15/37	405	409,172
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(b)	460	518,498
Ohio Housing Finance Agency, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 09/01/48	290	291,250
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 02/15/32	610	678,637
5.25%, 02/15/33	850	944,953
		2,842,510

Oklahoma — 0.2%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	495	508,167

Oregon — 0.9%
County of Clackamas Oregon Community College District, GO, Convertible Deferred Interest Bonds, Series A, 0.00%, 06/15/40(a)	390	410,814
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	875	403,970
State of Oregon Housing & Community Services Department, RB, S/F Housing:
Mortgage Program, Series C, 3.95%, 07/01/43	380	382,698
Series D, 3.45%, 01/01/38	1,450	1,408,675

		2,606,157

Pennsylvania — 12.0%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT:
5.00%, 07/01/35	670	750,407
5.00%, 07/01/47	765	836,275
Commonwealth Financing Authority, RB:
Series B, 5.00%, 06/01/42	2,110	2,261,878

Security	Par (000)	Value

Pennsylvania (continued)
Commonwealth Financing Authority, RB (continued):
Tobacco Master Settlement Payment (AGM), 4.00%, 06/01/39	$935	$950,998
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	840	839,975
Pennsylvania Economic Development Financing Authority, RB:
UPMC, Series B, 4.00%, 03/15/40	3,000	3,031,200
AMT, 5.00%, 06/30/42	3,300	3,524,862
PA Bridges Finco LP, AMT, 5.00%, 12/31/34	2,220	2,427,947
Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	1,155	1,244,466
S/F Housing, Series 127-B, 3.88%, 10/01/38	790	793,539
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	835	841,738
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	3,175	3,556,699
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 128B, 3.85%, 04/01/38(d)	1,760	1,765,069
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	550	602,514
Series A-1, 5.00%, 12/01/41	730	800,671
Series B, 5.00%, 12/01/40	285	313,466
Series C, 5.50%, 12/01/23(b)	490	573,908
Series C, 5.00%, 12/01/39	2,900	3,170,454
Sub-Series A-1, 5.00%, 12/01/41	1,755	1,899,103
Subordinate, Special Motor License Fund, 5.50%, 12/01/20(b)	2,245	2,396,762
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(b)	500	538,270
Pennsylvania Turnpike Commission, Refunding RB:
Motor Licenced Fund Enhancement, Third Series, 4.00%, 12/01/38	1,835	1,873,278
Series A-1, 5.00%, 12/01/40	680	743,444

6

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Philadelphia School District, GO, Refunding, Series F, 5.00%, 09/01/38	$270	$296,360

		36,033,283

Rhode Island — 1.2%
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	415	459,359
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	945	878,803
5.00%, 06/01/50	2,340	2,346,131

		3,684,293

South Carolina — 7.2%
County of Charleston South Carolina Airport District, ARB, Series A, AMT, 5.50%, 07/01/41	1,360	1,510,062
South Carolina Jobs EDA, Refunding RB, Series A:
Palmetto Health (AGM), 6.50%, 08/01/21(b)	100	111,558
Prisma Health Obligated Group, 5.00%, 05/01/38	2,220	2,444,042
South Carolina Jobs-EDA, RB, McLeod Health Obligated Group, 5.00%, 11/01/48	2,010	2,236,145
South Carolina Ports Authority, ARB, AMT, 5.00%, 07/01/48	470	516,201
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/19(b)	3,420	3,498,626
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	2,040	2,216,440
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	3,935	4,219,225
Series E, 5.50%, 12/01/53	2,820	3,007,587

Security	Par (000)	Value

South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	$1,840	$1,938,072

		21,697,958

South Dakota — 0.4%
South Dakota Health & Educational Facilities Authority, Refunding RB, Avera Health Issue, 4.00%, 07/01/37	1,085	1,109,890

Tennessee — 0.4%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/46	1,110	1,208,723

Texas — 15.3%
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/42	1,240	1,315,045
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	500	545,615
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(c)	1,850	907,887
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/35	1,680	1,902,953
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	750	831,292
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series D, 5.00%, 11/01/38	1,800	1,898,370
Series D, 5.00%, 11/01/42	1,140	1,199,223
Series H, 5.00%, 11/01/32	2,715	2,885,502
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	865	965,375
Leander ISD, GO, Refunding, CAB, Series D (PSF-GTD), 0.00%, 08/15/38(c)	3,020	1,324,270
North Texas Tollway Authority, RB, Convertible CAB, Series C, 0.00%, 09/01/31(a)(b)	10,000	12,522,600
North Texas Tollway Authority, Refunding RB:
4.25%, 01/01/49	1,090	1,121,752
1st Tier System, Series A, 6.00%, 01/01/28	450	451,445

7

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
North Texas Tollway Authority, Refunding RB (continued):
1st Tier-Series A, 5.00%, 01/01/43	$790	$888,363
Series B, 5.00%, 01/01/40	530	572,257
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing & Expansion Project, CAB(c):
0.00%, 09/15/35	1,150	546,192
0.00%, 09/15/36	3,875	1,732,047
0.00%, 09/15/37	17,775	7,467,100
Texas Department of Housing & Community Affairs, RB, S/F Housing Mortgage, Series A (Ginnie Mae), 4.25%, 09/01/43	350	358,334
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	1,030	1,100,709
5.00%, 12/15/32	3,445	3,672,439
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group, 5.00%, 12/31/45	1,135	1,206,403
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 08/15/41	605	640,247

		46,055,420

Utah — 0.5%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT:
5.00%, 07/01/48	395	436,795
5.00%, 07/01/42	1,095	1,207,840

		1,644,635

Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health(b):
5.50%, 05/15/19	105	106,124
5.50%, 05/15/19	195	197,086

		303,210

Washington — 3.0%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	1,730	1,905,197
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	900	986,616

Security	Par (000)	Value

Washington (continued)
State of Washington Convention Center Public Facilities District, RB, 5.00%, 07/01/43	$545	$611,893
Washington Health Care Facilities Authority, RB:
MultiCare Health System, Remarketing, Series B, 5.00%, 08/15/44	3,000	3,212,040
Providence Health & Services, 4.00%, 10/01/45	630	633,270
Providence Health & Services, Series A, 5.00%, 10/01/39	1,000	1,028,100
Providence Health & Services, Series A, 5.25%, 10/01/39	550	568,485

		8,945,601

West Virginia — 0.6%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	1,735	1,685,813

Wisconsin — 1.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,200	1,224,600
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A:
4.15%, 11/01/48	1,920	1,940,966
4.45%, 05/01/57	1,030	1,040,352

		4,205,918

Total Municipal Bonds — 115.9% (Cost — $329,706,981)		348,588,924

Municipal Bonds Transferred to Tender Option Bond Trusts(f) — 52.8%

Arizona — 0.3%
City of Phoenix Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 07/01/19(b)	1,000	1,013,515

California — 2.4%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge Subordinate, 4.00%, 04/01/47(g)	3,391	3,462,309

8

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(g)	$1,391	$1,639,919
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 08/01/19(b)	1,700	1,736,675
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(b)	359	365,698

		7,204,601

Colorado — 2.1%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(g)	2,084	2,369,534
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A:
5.50%, 07/01/34(g)	780	788,260
5.00%, 02/01/41	3,000	3,088,755

		6,246,549

Connecticut — 0.4%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,231	1,351,314

District of Columbia — 0.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30(g)	855	879,640
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	920	931,914

		1,811,554

Florida — 8.5%
City of Miami Beach Florida, RB, 5.00%, 09/01/45	2,740	3,080,575
County of Miami-Dade Florida Expressway Authority, Refunding RB, Series A (AGM), 5.00%, 07/01/35	2,100	2,185,816
County of Miami-Dade Florida Transit System, Refunding RB, Sales Tax, 5.00%, 07/01/42	1,540	1,663,847
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(b)	6,901	7,274,230
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 08/01/19(b)	3,393	3,457,485

Security	Par (000)	Value

Florida (continued)
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	$4,200	$5,249,412
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida, 5.00%, 08/15/47	2,340	2,598,726

		25,510,091

Illinois — 5.7%
City of Chicago Illionis Waterworks, Refunding RB, 2017 2nd Lien, Water Revenue Project (AGM), 5.25%, 11/01/33	490	490,235
Regional Transportation Authority, RB, (NPFGC), 6.50%, 07/01/26	10,000	12,467,497
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(b)(g)	1,130	1,144,085
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/38	1,858	2,015,456
Series B, 5.00%, 01/01/40	930	1,024,946

		17,142,219

Louisiana — 0.5%
County of St. Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, First Lien, Series A, 4.00%, 05/01/41	1,350	1,391,233

Maine — 0.4%
State of Maine Housing Authority, RB, M/F Housing, Series E, 4.15%, 11/15/38	1,251	1,285,953

Maryland — 1.3%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	939	1,050,609
City of Baltimore Maryland Water Utility Fund, RB, Sub-Water Projects, Series A, 5.00%, 07/01/41	2,478	2,777,479

		3,828,088

Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,321	1,454,350

Michigan — 2.6%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	1,750	1,896,888
Michigan Finance Authority, Refunding RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	4,685	4,982,685

9

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	$760	$859,910

		7,739,483

Nevada — 3.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(b)(g)	3,298	3,320,337
County of Clark Nevada, GOL, Stadium Improvement, Series A, 5.00%, 06/01/38	2,716	3,132,369
County of Clark Nevada Water Reclamation District, GO, Series B, 5.75%, 07/01/19(b)	1,575	1,600,964
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 06/01/46	3,080	3,430,820

		11,484,490

New Jersey — 2.2%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	720	809,251
New Jersey State Turnpike Authority, Refunding RB:
Series B, 4.00%, 01/01/37	2,054	2,133,189
Series G, 4.00%, 01/01/43	1,906	1,946,207
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(g)	1,580	1,647,116

		6,535,763

New York — 8.3%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38(d)	1,940	2,003,205
City of New York New York Transitional Finance Authority, RB, Future Tax, Sub-Series A-3, 5.00%, 08/01/40(g)	2,714	3,080,810
City of New York Transitional Finance Authority, BARB, Series S-1, 4.00%, 07/15/42(g)	1,500	1,521,695
City of New York Water & Sewer System, Refunding RB:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	4,920	5,471,902
2nd General Resolution, Series FF, 5.00%, 06/15/39	2,595	2,910,102

Security	Par (000)	Value

New York (continued)
City of New York Water & Sewer System, Refunding RB (continued):
Series DD, 5.00%, 06/15/35	$1,470	$1,660,267
Metropolitan Transportation Authority, RB, Transportation, Sub-Series D-1, 5.25%, 11/15/44	3,080	3,450,909
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,338	1,483,135
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	2,001	2,263,355
State of New York Dormitory Authority, ERB, Series B, 5.75%, 03/15/19(b)	996	1,000,708

		24,846,088

Ohio — 1.5%
Northeast Ohio Regional Sewer District, Refunding RB:
4.00%, 11/15/49(g)	1,875	1,902,975
4.00%, 11/15/43	2,581	2,664,150

		4,567,125

Pennsylvania — 0.6%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	800	876,996
Philadelphia Authority for Industrial Development, RB, Childrens Hospital of Philadelphia Project, Series A, 4.00%, 07/01/44	1,094	1,106,064

		1,983,060

Rhode Island — 0.4%
Rhode Island Housing & Mortgage Finance Corp., Refunding RB, S/F Housing, Home Ownership Opportunity Bonds, Series 69-B (Ginnie Mae, Fannie Mae & Freddie Mac), 3.95%, 10/01/43	1,300	1,301,781

Texas — 4.6%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	1,305	1,317,606
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	4,000	4,077,140
County of Harris Texas Toll Road Authority, Refunding RB, Senior Lien, Series A, 5.00%, 08/15/43	1,094	1,237,369

10

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Quality Fund II, Inc. (MQT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 02/15/41	$3,080	$3,407,104
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/37	1,996	2,104,962
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	1,649	1,663,333

		13,807,514

Utah — 1.7%
County of Utah Utah, RB, IHC Health Services, Inc., Series B, 4.00%, 05/15/47	5,135	5,185,939

Virginia — 0.8%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	1,962	2,327,547

Washington — 1.8%
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	2,190	2,367,904
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	2,565	2,953,632

		5,321,536

Wisconsin — 1.8%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 04/01/19(b)(g)	3,250	3,268,155

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series A, 5.00%, 04/01/42	$1,920	$2,053,142
		5,321,297

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 52.8% (Cost — $154,192,721)		158,661,090

Total Long-Term Investments — 168.7% (Cost — $483,899,702)		507,250,014

	Shares

Short-Term Securities — 0.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.24%(h)(i)	1,857,626	1,857,997

Total Short-Term Securities — 0.6% (Cost — $1,857,955)		1,857,997

Total Investments — 169.3% (Cost — $485,757,657)		509,108,011

Other Assets Less Liabilities — 0.4%		1,459,357

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (31.0)%		(93,288,833)

VMTP Shares at Liquidation Value — (38.7)%		(116,500,000)

Net Assets Applicable to Common Shares — 100.0%		$300,778,535

(a)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	When-issued security.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires between April 01, 2019 to April 01,2039 is $16,103,560.

(h)	Annualized 7-day yield as of period end.

11

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Quality Fund II, Inc. (MQT)

(i)

During the period ended January 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	1,857,626	1,857,626	$1,857,997	$17,225	$923	$42

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

isd	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BARB	Building Aid Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

COP	Colombian Peso

EDA	Economic Development Authority

ERB	Education Revenue Bonds

FHA	Federal Housing Administration

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

GTD	Guaranteed

HFA	Housing Finance Agency

IDA	Industrial Development Authority

ISD	Independent School District

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

RB	Revenue Bonds

S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	60	03/20/19	$7,348	$(156,730)
Long U.S. Treasury Bond	165	03/20/19	24,203	(1,075,622)
5-Year U.S. Treasury Note	25	03/29/19	2,871	(49,511)

				$(1,281,863)

12

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

13

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniYield Quality Fund II, Inc. (MQT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$507,250,014	$—	$507,250,014
Short-Term Securities	1,857,997	—	—	1,857,997

	$1,857,997	$507,250,014	$—	$509,108,011

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	(1,281,863)	—	—	(1,281,863)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(92,883,518)	$—	$(92,883,518)
VMTP Shares at Liquidation Value	—	(116,500,000)	—	(116,500,000)

	$—	$(209,383,518)	$—	$(209,383,518)

During the period ended January 31, 2019, there were no transfers between levels.

14

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund II, Inc.

Date: March 22, 2019